STOCK-BASED COMPENSATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-cash stock-based compensation expense
Non-cash compensation expense before income taxes	$ 13,470	$ 11,363	$ 10,428
Income tax benefit	(5,195)	(4,330)	(3,960)
Non-cash compensation expense after income taxes	8,275	7,033	6,468
Cost of sales
Non-cash stock-based compensation expense
Non-cash compensation expense before income taxes	822	724	686
Selling and marketing expense
Non-cash stock-based compensation expense
Non-cash compensation expense before income taxes	1,604	1,392	1,193
General and administrative expense
Non-cash stock-based compensation expense
Non-cash compensation expense before income taxes	$ 11,044	$ 9,247	$ 8,549